FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND
FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND
Investment Objective:
The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by First Investors Life Insurance Company (“FIL”).  This table does not reflect expenses incurred from investing through a variable annuity contract or life insurance policy offered by FIL.  If they were included, the expenses shown in the table would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by FIL.  The table below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND	90	281	488	1,084

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests at least 65% of its total assets in zero coupon securities.  The vast majority of the Fund’s investments consist of non-callable zero coupon bonds issued by the U.S. Government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund (December 31, 2015).  Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.

The Fund may also invest in securities issued by U.S. Government-sponsored enterprises such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government.

The Fund seeks zero coupon bonds that will mature on or about the Fund’s maturity date.  As the Fund’s zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities.  On the Fund’s maturity date, the Fund’s assets will be converted to cash and distributed, and the Fund will be liquidated.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Principal Risks:
You can lose money by investing in the Fund.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases.  The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac securities), which are not supported by the full faith and credit of the U.S. Government.

Security Selection Risk.   Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 9.14% (for the quarter ended December 31, 2008) and the lowest quarterly return was -6.24% (for the quarter ended June 30, 2004).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns	1 Year	5 Years	10 Years
FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND	0.84%	5.61%	5.55%
FIRST INVESTORS LIFE SERIES TARGET MATURITY 2015 FUND Citigroup Treasury/Government Sponsored Index (reflects no deduction for fees, expenses or taxes)	2.09%	5.28%	4.71%